PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS	PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS

A party-in-interest is defined under the Department of Labor regulations as any fiduciary (including, but not limited to, any administrator, officer, trustee or custodian), counsel or employee of the Plan, any party rendering services to the Plan, the employer and certain others. The Plan holds a guaranteed investment contract managed by EAIC, which is a custodian of the Plan. Accordingly, the Plan’s payment of fees to EAIC and the Trustee qualifies as a party-in-interest transaction. Notes receivable from participants also reflect party-in-interest transactions. Certain administrative functions are performed by officers or employees of the Plan Sponsor. No such officers or employees received compensation from the Plan during the year ended December 31, 2025.

The Plan held 733,646 and 752,746 shares of East West common stock with a fair value of $82,454,473 and $72,082,995 as of December 31, 2025 and 2024, respectively. During the year ended December 31, 2025, the Plan received dividend income of $1,829,151 from East West common stock. Gross sales and net realized gains of East West’s common stock in the year ended December 31, 2025 were $11,814,658 and $763,585, respectively, while purchases of East West’s common stock amounted to $9,322,309. These transactions qualify as related party and party-in-interest transactions.